Share Capital - Disclosure of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share $ / shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	2,295,200	2,406,600	2,269,200
Number of options exercisable | Share	2,225,300
Weighted Average Exercise Price	$ 7.51	$ 7.68	$ 9.11
Weighted Average Remaining Life	2 years 7 days
3.90 to 7.00 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	1,048,500
Number of options exercisable | Share	1,048,500
Weighted Average Exercise Price	$ 6.27
Weighted Average Remaining Life	1 year 5 months 8 days
3.90 to 7.00 [Member] | Bottom of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 3.90
3.90 to 7.00 [Member] | Top of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 7.00
7.01 to 8.70 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	966,700
Number of options exercisable | Share	896,800
Weighted Average Exercise Price	$ 7.68
Weighted Average Remaining Life	2 years 9 months 14 days
7.01 to 8.70 [Member] | Bottom of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 7.01
7.01 to 8.70 [Member] | Top of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 8.70
8.71 to 13.00 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	175,000
Number of options exercisable | Share	175,000
Weighted Average Exercise Price	$ 9.21
Weighted Average Remaining Life	2 years 4 months 17 days
8.71 to 13.00 [Member] | Bottom of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 8.71
8.71 to 13.00 [Member] | Top of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 13.00
13.01 to 16.30 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	105,000
Number of options exercisable | Share	105,000
Weighted Average Exercise Price	$ 15.61
Weighted Average Remaining Life	1 month 24 days
13.01 to 16.30 [Member] | Bottom of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 13.01
13.01 to 16.30 [Member] | Top of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 16.30